Net Gain on Mortgage Loans Held for Sale	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Net Gain on Mortgage Loans Held for Sale
Net Gain on Mortgage Loans Held for Sale

Note 17—Net Gain on Mortgage Loans Held for Sale

        Net gain on mortgage loans held for sale at fair value is summarized below:

	Quarter ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
	(in thousands)
Cash gain (loss) on sale:
Loan proceeds	$(43,318)	$17,319	$(55,141)	$23,019
Hedging activities	22,260	(14,670)	39,881	(20,702)

	(21,058)	2,649	(15,260)	2,317

Non-cash gain on sale:
Change in fair value of IRLCs	(41,647)	4,622	(40,150)	4,805
MSRs received as proceeds on sale	52,478	15,085	94,214	25,386
MSR recapture payable to affiliate	(366)	—	(500)	—
Provision for representations and warranties on loans sold	(1,453)	(627)	(2,697)	(938)
Change in fair value relating to loans and hedging instruments held for sale at period end:
Loans	(17,242)	1,917	(19,633)	1,943
Hedging instruments	71,942	(8,856)	66,637	(4,786)

Total non-cash gain (loss) relating to loans and hedging instruments held at period end	54,700	(6,939)	47,004	(2,843)

Total non-cash gain on sale	63,712	12,141	97,871	26,410

	$42,654	$14,790	$82,611	$28,727

Note 20—Net Gain on Mortgage Loans Held for Sale

        Net gain on mortgage loans held for sale at fair value is summarized below for the years presented:

	Year ended December 31,
	2012	2011	2010
	(in thousands)
Cash gain (loss) on sale:
Loan proceeds	$78,671	$182	$(221)
Hedging activities	(70,916)	(8,578)	(315)

	7,755	(8,396)	(536)

Non-cash gain on sale:
Change in fair value of commitments to fund mortgage loans	16,035	7,919	(24)
Mortgage servicing rights received as proceeds on sale	90,472	8,253	1,174
Provision for representations and warranties on loans sold	(3,055)	(259)	(51)
Change in fair value relating to loans and hedging instruments held for sale at year-end:
Loans	4,030	393	1,099
Hedging activities	2,933	5,119	346

Total non-cash gain relating to loans and hedging instruments held at year-end	6,963	5,512	1,445

Total non-cash gain on sale	110,415	21,425	2,544

	$118,170	$13,029	$2,008